SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Product Information [Line Items]
Cash FDIC insured amount					$ 250,000
Jet Ai Inc [Member]
Product Information [Line Items]
Restricted cash	$ 500,000		$ 500,000		$ 500,000
Useful lives	3 years		3 years		3 years
Capitalized computer software			$ 398,000		$ 398,000
Amortization Expense			99,527	$ 99,527
Accumulated amortization	$ 364,925		364,925
Investments in joint venture	100,000		100,000
Deferred revenue	1,432,126		1,432,126		933,361
Aircraft	3,367,189	$ 11,909,588	8,035,505	19,650,567
Selling and marketing expense			342,628	$ 273,271
Cash FDIC insured amount	250,000		$ 250,000
Jet Ai Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation			3,674,488	3,207,125
Jet Ai Inc [Member] | Warrant [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation			26,845,591	0
Jet Ai Inc [Member] | Jet Card [Member]
Product Information [Line Items]
Deferred revenue	1,163,237		$ 1,163,237		$ 933,361
Jet Ai Inc [Member] | Jet Application [Member]
Product Information [Line Items]
Deferred revenue	268,889		268,889
Jet Ai Inc [Member] | Fractional And Whole Aircraft Sales [Member]
Product Information [Line Items]
Aircraft		$ 11,000,000		$ 17,200,000